Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

	At September 30,	At December 31,
	2025	2024
$2B Credit Facility borrowing capacity	$2,000	$2,000
$2B Credit Facility outstanding borrowings	—	—
Commercial paper outstanding (a)	—	(594)

Total available unused short-term borrowing capacity	$2,000	$1,406

(a)	The weighted average interest rate for CP Notes was 4.76% at December 31, 2024. All outstanding CP Notes at December 31, 2024 had maturity dates of less than one year.

	At December 31,
	2024	2023
$2B Credit Facility borrowing capacity	$2,000	$2,000
$2B Credit Facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(594)	(282)

Total available unused borrowing capacity	$1,406	$1,718

(a)
The weighted average interest rate for CP Notes was 4.76% and 5.54% at December 31, 2024 and December 31, 2023, respectively. All outstanding CP Notes at December 31, 2024 and December 31, 2023 had maturity dates of less than one year.